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                                          Direct Dial  (314) 444-0647
                                          Fax #        (314) 444-0510


                               27 April 1998

MATTHEW P. MCCAULEY
Vice President
Associate General Counsel
mmccauley@genam.com



VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

                              Re: General American Life Insurance Company Separate Account Two
                                    File Nos. 2-39272 and 811-2162

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Securities Act"), General American Life Insurance Company Separate Account Two (the "Registrant") hereby certifies that: (i) the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act would not have differed from that contained in Post-Effective Amendment No. 43 to the Registrant's Registration Statement, and (ii) the text of Post-Effective Amendment No. 43 was filed electronically via EDGAR.

If you have any questions regarding this filing, please call me at
(314) 444-0647.

                                    Very truly yours,

                                    /s/ Matthew P. McCauley

                                    Matthew P. McCauley

MPMcC:vq/sa20498

cc:   Stephen E. Roth, Sutherland, Asbill & Brennan, L.L.P.